Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease Prepayments
Non-current portion	$ 2,332	¥ 15,219	¥ 15,762
Current portion - amount charged to expense within a year	82	534	524
Total lease prepayments of land use rights	$ 2,414	¥ 15,753	¥ 16,286